SCHEDULE OF COMPONENTS OF THE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
China					$ 292,891	$ 340,127
Total current					292,891	340,127
Deferred:
China					(18,570)
Total deferred			$ 965		(18,570)
Total income tax expense	$ 473	$ 218,052	$ 965	$ 218,052	$ 274,321	$ 340,127